Property and Equipment (Narrative) (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) ship	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) aircraft loan	Dec. 31, 2019 EUR (€) ship	Jul. 31, 2018 ship	Dec. 31, 2017 EUR (€)
Property and Equipment
Capitalized interest cost | $	$ 56,500		$ 49,600	$ 24,200
Number of ships in operation	61				61
Principal and Interest payments received | $	$ 32,870		124,238	62,303
Gain on sale of equipment | $	$ 0		$ 0	30,902
Maritime Equipment
Property and Equipment
Number of ships under finance leases	2				2
Gain on sale of equipment | $				$ 30,900
Wamos Air, S.A.
Property and Equipment
Number of aircraft sold | aircraft				3
Percentage of ownership stake sold				6.00%
Number of loans extended | loan				2
Notes receivable obtained from divestiture | €							€ 17.3
Silversea Cruises
Property and Equipment
Number of ships in operation	8				8
Wamos Air, S.A.
Property and Equipment
Ownership percentage	13.00%				13.00%
Principal and Interest payments received | €		€ 5.4
Receivable, related party	$ 11,100				€ 9.9
Maximum | Wamos Air, S.A.
Property and Equipment
Long term debt, stated interest rate (as a percent)	5.25%				5.25%
Silversea Cruises
Property and Equipment
Number of ships acquired						9
Number of ships under finance leases	2				2
Number of ships under operating leases	1				1